INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Income Tax Expense (Benefit) by Jurisdiction
Income tax expense (benefit) by jurisdiction is shown below (dollars in thousands):

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Current tax expense:
Ireland	$—	$33	$—
Luxembourg	145	252	210
United States	—	—	2
Australia	1,742	138	—
Other	33	57	48
Current tax expense — total	1,920	480	260
Deferred tax (benefit) expense:
Ireland	(10,812)	4,558	8,208
Australia	1,615	334	241
Other	—	27	(18)
Deferred tax (benefit) expense — total	(9,197)	4,919	8,431
Total income tax (benefit) expense	$(7,277)	$5,399	$8,691

Net Deferred Tax Asset (Liability)
The principal components of the Company’s net deferred tax asset (liability) were as follows (dollars in thousands):

	December 31, 2016	December 31, 2015
Deferred tax asset:
Net operating loss carry forwards	$151,575	$181,370
Net unrealized losses on derivative instruments	1,181	1,999
Basis difference on acquisition of GAAM Australian assets	6,786	6,844
Other	224	240
Valuation allowance	(30,524)	(23,029)
Total deferred tax asset	129,242	167,424
Deferred tax liability:
Excess of tax depreciation over book depreciation	(137,249)	(171,084)
Book/tax differences identified in connection with GAAM Portfolio acquisition	(438)	(911)
Net earnings of non-European Union member subsidiaries	(3,957)	(16,170)
Total deferred tax liability	(141,644)	(188,165)
Deferred tax liability, net	$(12,402)	$(20,741)

Reconciliation of Statutory to Effective Tax Rate
The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense (benefit):

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Valuation allowances	(19.8)%	12.0%	3.6%
Equity earnings from Fly-Z/C LP	0.2%	(0.5)%	(0.4)%
Tax impact of repurchased and resold Notes	1.3%	(3.2)%	(0.6)%
Share-based compensation	—	0.1%	—
Foreign tax rate differentials	7.8%	(9.7)%	(3.9)%

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
True-up of prior year tax provision	—	1.4%	0.2%
Non-taxable gain on debt extinguishment	0.3%	—	(1.2)%
Non-deductible interest expense, transaction fees and expenses	(4.8)%	6.1%	2.4%
Deductible intra-group interest	30.9%	—	—
Unrealized foreign exchange loss on re-valuation of deferred tax balances	(8.6)%	—	—
Other	0.2%	0.4%	—
Effective tax rate	20.0%	19.1%	12.6%